In accordance w/Rule 202 of Regulation S-T, This TA-1 is being Filed in Paper pursuant to a continuing hardship exemption

10030619

RECEIVED
2010 MAR 23 PM 1:23
SEC / TM

084-01502

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM TA-1

UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

Form Version: 3.2.0 ☐ Check to show blank form for printing

*= Required

Form Instructions

1(a). Filer CIK: 0000811570

1(b). Filer CCC: n#a5pyjm

1(c). Live/Test Filing? ◉ Live ○ Test

1(d). Return Copy ☑ Yes

1(e). Is this filing an amendment to a previous filing? ☒ Yes

The registrant may provide a single e-mail address for contact purposes.

1(f)(i). Contact Name: Carole Taormina

1(f)(ii). Contact Phone Number: 407-766-2846

1(f)(iii). Contact E-mail Address: astransfer@hotmail.com

The registrant may provide additional e-mail addresses for those persons the filer would like to receive notification e-mails regarding the filing.

1(g). Notification E-mail Address:

2. Appropriate regulatory agency (check one) :

◉ Securities and Exchange Commission
○ Board of Governors of the Federal Reserve System
○ Federal Deposit Insurance Corporation
○ Comptroller of the Currency
○ Office of Thrift Supervision

3(a). Full Name of Registrant:

Affiliated Stock Transfer Company

3(b). Financial Industry Number Standard (FINS) number: 409722

3(c). Address of principal office where transfer agent activities are, or will be, performed:

3(c)(i). Address 1
710 Powderhorn Circle
3(c)(ii). Address 2

3(c)(iii). City
Lake Mary
3(c)(iv). State or Country
FLORIDA
3(c)(v). Postal Code
32746

3(d). Is Mailing address different from response to Question 3c? If "yes," provide address(es): Yes ○ No ●

3(e). Telephone Number (Include Area Code)
407-322-5669

4. Does registrant conduct, or will it conduct, transfer agent activities at any location other than that given in question 3c above? If "yes," provide address(es): Yes ○ No ●

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? Yes ○ No ●

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ○ No ●

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ○ No ●

Completion of Question 8 on this form is required by all independent, non-issuer registrants whose appropriate regulatory authority is the Securities and Exchange Commission. Those registrants who are not required to complete Question 8 should select "Not Applicable".

8. Is registrant a: Corporation

Section for Initial Registration and for Amendments Reporting Additional Persons.

8(a)(i). Full Name	Carole Taormina
8(a)(ii). Relationship Start Date	3/17/1987
8(a)(iii). Title or Status	President
8(a)(iv). Ownership Code	E - 75% up to 100%
8(a)(v). Control Person	☑

9. Does any person or entity not named in the answer to Question 8:

9(a). directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or . . . . Yes ○ No ◉

9(b). wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others ? . . . . Yes ○ No ◉

10.Applicant and Control Affiliate Disciplinary History:

The following definitions apply for purposes of answering this Question 10

Control affiliate	- An individual or firm that directly or indirectly controls, is under common control with, or is controlled by applicant. Included are any employees identified in 8(a), 8(b), 8(c) of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.
Investment or investment related	- Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).
Involved	- Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

10(a). In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contender ("no contest") to:

10(a)(1). a felony or misdemeanor involving: investments or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? . . . . Yes ○ No ◉

10(a)(2). any other felony? . . . . Yes ○ No ◉

10(b). Has any court in the past ten years:

10(b)(1). enjoined the applicant or a control affiliate in connection with any investment-related activity? . . . . Yes ○ No ◉

10(b)(2). found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? . . . . . Yes ○ No ◉

10(c). Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

10(c)(1). found the applicant or a control affiliate to have made a false statement or omission? . . . . Yes ○ No ◉

10(c)(2). found the applicant or a control affiliate to have been involved in a violation of its regulations or statutes? . . . . Yes ◯ No ◉

10(c)(3). found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted? . . . . Yes ◯ No ◉

10(c)(4). entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities? . . . . Yes ◯ No ◉

10(d). Has any other Federal regulatory agency or any state regulatory agency:

10(d)(1). ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical? . . . . . . Yes ◯ No ◉

10(d)(2). ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes? . . . . Yes ◯ No ◉

10(d)(3). ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted? . . . . Yes ◯ No ◉

10(d)(4). in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity? . . . . Yes ◯ No ◉

10(d)(5). ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities? . . . . . . Yes ◯ No ◉

10(d)(6). ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant? . . . . Yes ◯ No ◉

10(e). Has any self-regulatory organization or commodities exchange ever:

10(e)(1). found the applicant or a control affiliate to have made a false statement or omission? . . . . Yes ◯ No ◉

10(e)(2). found the applicant or a control affiliate to have been involved in a violation of its rules? . . . . Yes ◯ No ◉

10(e)(3). found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business? . . . . Yes ◯ No ◉

10(e)(4). disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities? . . . . Yes ◯ No ◉

10(f). Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud? . . . . Yes ○ No ◉

10(g). Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to questions 10(a) - 10(F)? Yes ○ No ◉

10(h). Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate? . . . . Yes ○ No ◉

10(i). Does the applicant or a control affiliate have any unsatisfied judgments or liens against it? . . . . Yes ○ No ◉

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a)

SIGNATURE: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

11(a). Signature of Official responsible for Form: Carole Taormina *Carole Taormina*	11(b). Telephone number: 407-766-2846
11(c). Title of Signing Officer: President	11(d). Date signed (Month/Day/Year): 3/22/2010

12. Related Documents/Attachments

12(a). File Name:

12(b). Type of Attachment: Select...

12(c). Type of Attachment Additional Description:

12(d). Attachment Description:

12(e). File: File Attachment